Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current assets
Schedule of other non-current assets

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Deposits	1,836	1,813	255
Loans receivables	9,795	8,551	1,204
Long-term prepayments to a supplier (a)	62,663	29,341	4,133
Receivables for disposal of subsidiaries (Note 4)	6,373	5,850	824
Others	10,424	10,405	1,466
Total	91,091	55,960	7,882

(a) This represents the prepayment of hotel resources the Group prepaid to a third party supplier which are expected to be utilized over one year.

Schedule of provision for other loans receivable

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	9,852	10,944	7,965	1,122
Addition	1,633	1,894	682	96
Reversal	(541)	(4,873)	(965)	(136)
Balance at the end of year	10,944	7,965	7,682	1,082